Note 13 - Income Tax - Earning Before Income Tax by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings before income tax	$ 115,202	$ 96,615
Canada Revenue Agency [Member] | Foreign Tax Authority [Member]
Earnings before income tax	6,854	4,375
Internal Revenue Service (IRS) [Member] | Domestic Tax Authority [Member]
Earnings before income tax	$ 108,348	$ 92,240